Operating Costs, Expenses and Other Revenue - Schedule of Operating Costs and Expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	R$ 16,695		R$ 14,648	R$ 14,614
Basic network usage charges	3,156		2,937	2,671
Gas purchased for resale	2,127	[1]	2,237	2,735
Total costs of energy and gas	21,978		19,822	20,020
Supply from itaipu binacional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	1,204		1,207	1,644
Physical guarantee quota contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	864		918	925
Quotas for Angra I and II nuclear plants [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	374		364	357
Spot market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	1,154		478	530
Proinfa program [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	468		511	598
Bilateral contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	499		510	493
Energy acquired in regulated market auctions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	4,564		3,940	3,334
Energy acquired in the free market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	5,655		5,612	6,003
Distributed generation ('geracao distribuida') [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	3,239		2,331	1,977
PIS/pasep and cofins credits [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale	1,326		1,223	1,247
Basic network usage charges	(369)		(337)	(304)
Transmission Charges Basic Grid [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Basic network usage charges	3,466		54	2,925
Distribution Charges [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Basic network usage charges	R$ 59		R$ 3,220	R$ 50

[1]	The price of the gas molecule acquired by Gasmig is corrected for the variation in Brent-type oil and the variation in the exchange rate.